                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER 811-21339

                  MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS
               (Exact name of registrant as specified in charter)

  522 Fifth Avenue, New York, New York                                   10036
(Address of principal executive offices)                              (Zip code)

                               Amy Doberman, Esq.
                                Managing Director
                     Morgan Stanley Investment Advisors Inc.
                                522 Fifth Avenue
                            New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-869-6397

Date of fiscal year end: 10/31

Date of reporting period: 7/1/07 -- 6/30/08

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21339
Reporting Period: 07/01/2007 - 06/30/2008
Morgan Stanley Institutional Liquidity Funds

=========== MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS GOVERNMENT ============
===========                        PORTFOLIO                        ============

The Registrant held no securities during the period July 1, 2007 through June 30, 2008 which required proxy votes and therefore there are no voting records to report.

=========== MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS GOVERNMENT ============
===========                  SECURITIES PORTFOLIO                   ============

The Registrant held no securities during the period July 1, 2007 through June 30, 2008 which required proxy votes and therefore there are no voting records to report.

========== MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS MONEY MARKET ===========
==========                         PORTFOLIO                         ===========

The Registrant held no securities during the period July 1, 2007 through June 30, 2008 which required proxy votes and therefore there are no voting records to report.

========= MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS PRIME PORTFOLIO =========

The Registrant held no securities during the period July 1, 2007 through June 30, 2008 which required proxy votes and therefore there are no voting records to report.

=========== MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS TAX-EXEMPT ============
===========                        PORTFOLIO                        ============

The Registrant held no securities during the period July 1, 2007 through June 30, 2008 which required proxy votes and therefore there are no voting records to report.

============ MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS TREASURY =============
============                       PORTFOLIO                       =============

The Registrant held no securities during the period July 1, 2007 through June 30, 2008 which required proxy votes and therefore there are no voting records to report.

============ MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS TREASURY =============
============                 SECURITIES PORTFOLIO                  =============

The Registrant held no securities during the period July 1, 2007 through June 30, 2008 which required proxy votes and therefore there are no voting records to report.

========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Morgan Stanley Institutional Liquidity Funds

By (Signature and Title):


/s/ Ronald E. Robison
------------------------------------
President and Principal Executive
Officer -- Office of the Funds

Date August 28, 2008


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